Hedge accounting (Detail 6) - Interest rate risk - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair value hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Line Items]
Derivative financial assets		$ 33
Derivative financial liabilities	$ 12	14
Fair value hedges | Interest rate benchmark reform exceptions effect on cash flow hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Line Items]
Nominal amount	37,146	26,355
Derivative financial assets	1	1
Derivative financial liabilities	(12)	(14)
Cash flow hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Line Items]
Derivative financial assets	18	16
Cash flow hedges | Interest rate benchmark reform exceptions effect on cash flow hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Line Items]
Nominal amount	11,179	5,895
Derivative financial assets	0	0
Derivative financial liabilities	0	0
UBS AG | Fair value hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Line Items]
Derivative financial assets		33
Derivative financial liabilities	12	14
UBS AG | Fair value hedges | Interest rate benchmark reform exceptions effect on cash flow hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Line Items]
Nominal amount	37,146	26,355
Derivative financial assets	1	1
Derivative financial liabilities	(12)	(14)
UBS AG | Cash flow hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Line Items]
Derivative financial assets	18	16
UBS AG | Cash flow hedges | Interest rate benchmark reform exceptions effect on cash flow hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Line Items]
Nominal amount	11,179	5,895
Derivative financial assets	0	0
Derivative financial liabilities	$ 0	$ 0